SUPPLEMENT DATED FEBRUARY 4, 2009
                     TO THE PROSPECTUS DATED MARCH 31, 2008

                                       AND

                                TO THE PROSPECTUS
                DATED MARCH 31, 2008, AS AMENDED, OCTOBER 6, 2008

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

EFFECTIVE APRIL 6, 2009, THE JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND WILL BE MERGED WITH THE JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND.

----------------------------------------------------------- -------------------------------------------------------
ACQUIRING FUND                                              ACQUIRED FUND
----------------------------------------------------------- -------------------------------------------------------
----------------------------------------------------------- -------------------------------------------------------
JNL/Mellon Capital Management S&P 500                       JNL/Mellon Capital Management Enhanced S&P 500
Index Fund                                                  Stock Index Fund
----------------------------------------------------------- -------------------------------------------------------


EFFECTIVE APRIL 6, 2009, THE JNL/LAZARD SMALL CAP EQUITY FUND WILL BE MERGED WITH THE JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND.

----------------------------------------------------------- -------------------------------------------------------
ACQUIRING FUND                                              ACQUIRED FUND
----------------------------------------------------------- -------------------------------------------------------
----------------------------------------------------------- -------------------------------------------------------
JNL/Mellon Capital Management Small Cap Index Fund          JNL/Lazard Small Cap Equity Fund
----------------------------------------------------------- -------------------------------------------------------


EFFECTIVE APRIL 6, 2009, THE JNL/CREDIT SUISSE LONG/SHORT FUND WILL INCREASE ITS LONG-SHORT ACTIVE RATIO FROM 120/20 TO A RANGE FROM 100/00 TO 140/40. AT ITS DECEMBER 10, 2008 MEETING OF THE BOARD OF TRUSTEES ("BOARD"), JACKSON NATIONAL ASSET MANAGEMENT, LLC RECOMMENDED AND THE BOARD APPROVED A CHANGE IN THE INVESTMENT STRATEGY OF THE JNL/CREDIT SUISSE LONG/SHORT FUND. THIS CHANGE IN INVESTMENT STRATEGY WOULD BETTER ENABLE THE SUB-ADVISER, CREDIT SUISSE ASSET MANAGEMENT, LLC, TO CAPITALIZE ON MARKET OPPORTUNITIES WHEN THEY EXIST.




This Supplement is dated February 4, 2009.

(To be used with VC4224 10/08,  VC5869 10/08, VC5890 10/08, VC5995 10/08, VC3723
10/08,  VC5825 10/08,  VC5884 10/08,  VC5885 10/08,  VC3656 03/08, VC5526 03/08,
VC3657 03/08,  FVC4224FT  03/08,  NV4224 10/08,  NV3174CE  03/08,  NV5526 03/08,
NV3784 03/08,  NV5869 10/08,  NV5890 10/08, NV5825 03/08, HR105 03/08 and VC2440
03/08.)

                                                                   CMX3004 02/09

                        SUPPLEMENT DATED FEBRUARY 4, 2009
                                TO THE PROSPECTUS
                DATED MARCH 31, 2008, AS AMENDED, OCTOBER 6, 2008

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity product(s).


EFFECTIVE APRIL 6, 2009, THE JNL/S&P GROWTH RETIREMENT STRATEGY FUND, THE JNL/S&P MODERATE GROWTH RETIREMENT STRATEGY FUND, AND JNL/S&P MODERATE RETIREMENT STRATEGY FUND WILL BE MERGED WITH THE JNL/S&P DISCIPLINED GROWTH FUND, JNL/S&P DISCIPLINED MODERATE GROWTH FUND, AND JNL/S&P DISCIPLINED MODERATE FUND.

----------------------------------------------------------- -------------------------------------------------------
ACQUIRING FUND                                              ACQUIRED FUND
----------------------------------------------------------- -------------------------------------------------------
----------------------------------------------------------- -------------------------------------------------------
JNL/S&P Disciplined Growth Fund                             JNL/S&P Growth Retirement Strategy Fund
----------------------------------------------------------- -------------------------------------------------------
JNL/S&P Disciplined Moderate Growth Fund                    JNL/S&P Moderate Growth Retirement Strategy Fund
----------------------------------------------------------- -------------------------------------------------------
JNL/S&P Disciplined Moderate Fund                           JNL/S&P Moderate Retirement Strategy Fund
----------------------------------------------------------- -------------------------------------------------------




This Supplement is dated February 4, 2009.

(To be used with VC6016 3/08 and NV6016 03/08.)

                                                                   CMV3005 02/09